Hedge accounting - Schedule of Notional Amount And The Fair Value Adjustments Of Hedge Instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Notional amount	R$ 414,431	R$ 356,851
Fair value adjustment	(1,368)	5,318
Gross book value	412,802	367,652
Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	240,699	236,045
Fair value adjustment	(112)	(91)
Gross book value	240,803	242,931
Fair value hedge
Disclosure of detailed information about hedges [line items]
Notional amount	144,699	101,443
Hedge of assets transactions | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	2,609	1,966
Fair value adjustment	0	(10)
Gross book value	2,590	2,420
Hedge of asset-backed securities under repurchase agreements
Disclosure of detailed information about hedges [line items]
Notional amount	29,033	19,363
Fair value adjustment	41	4,572
Gross book value	27,551	23,701
Hedge of asset-backed securities under repurchase agreements | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	14,039	63,261
Fair value adjustment	0	(123)
Gross book value	14,459	66,795
Hedge of assets denominated in Chilean unit of account | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	83,462	39,894
Fair value adjustment	(126)	(159)
Gross book value	83,462	39,842
Hedge of loan operations | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	20,950	10,910
Fair value adjustment	78	54
Gross book value	20,950	10,955
Hedge of loan operations | Fair value hedge
Disclosure of detailed information about hedges [line items]
Notional amount	34,599	37,116
Fair value adjustment	71	333
Gross book value	34,599	37,116
Hedge of deposits and repurchase agreements | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	85,676	107,677
Fair value adjustment	0	76
Gross book value	85,403	110,405
Hedge of highly probable forecast transactions | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	1,210	1,437
Fair value adjustment	(1)	(11)
Gross book value	1,186	1,606
Hedges of net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Notional amount	29,033	19,363
Fair value adjustment	41	4,572
Gross book value	27,551	23,701
Hedge of securities at amortized cost | Fair value hedge
Disclosure of detailed information about hedges [line items]
Notional amount	55,573	2,186
Fair value adjustment	(1,410)	(49)
Gross book value	55,761	2,186
Hedge of securities at fair value through other comprehensive income | Fair value hedge
Disclosure of detailed information about hedges [line items]
Notional amount	15,422	36,557
Fair value adjustment	86	847
Gross book value	15,070	36,341
Hedge of funding | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Notional amount	32,753	10,900
Fair value adjustment	(63)	82
Gross book value	32,753	10,908
Hedge of funding | Fair value hedge
Disclosure of detailed information about hedges [line items]
Notional amount	39,075	25,287
Fair value adjustment	(44)	(294)
Gross book value	38,990	25,287
Hedge of firm commitments | Fair value hedge
Disclosure of detailed information about hedges [line items]
Notional amount	30	297
Fair value adjustment	0	0
Gross book value	28	90
Fair value hedge | Fair value hedge
Disclosure of detailed information about hedges [line items]
Notional amount	144,699	101,443
Fair value adjustment	(1,297)	837
Gross book value	R$ 144,448	R$ 101,020